UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Deficit CNY (¥)	Deficit USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	CNY (¥) shares	USD ($) shares
Balances at beginning at Mar. 31, 2020	¥ 6,797		¥ 276,368,115		¥ (1,145,463,897)		¥ 21,768,156		¥ (847,320,829)
Balance as at beginning (in shares) at Mar. 31, 2020 | shares	212,883,618	212,883,618
Increase (Decrease) in Stockholders' Equity
Shareholders' contribution	¥ 1,181		447,681,763						447,682,944
Class B ordinary shares issued to initial shareholders,Shares | shares	34,427,915	34,427,915
Accretion to redemption value of convertible redeemable preferred shares					(16,610,297)				(16,610,297)
Net income (loss)					(191,826,242)				(191,826,242)
Share-based compensation			76,756,500						76,756,500
Foreign currency translation adjustment							22,455,217		22,455,217
Balances at end at Mar. 31, 2021	¥ 7,978		800,806,378		(1,353,900,436)		44,223,373		¥ (508,862,707)
Balance as at end (in shares) at Mar. 31, 2021 | shares	247,311,533	247,311,533							247,311,533	247,311,533
Increase (Decrease) in Stockholders' Equity
Accretion to redemption value of convertible redeemable preferred shares					(65,013,751)				¥ (65,013,751)
Net income (loss)					(45,091,332)				(45,091,332)
Share-based compensation			3,128,741						3,128,741
Foreign currency translation adjustment							11,321,167		11,321,167
Balances at end at Sep. 30, 2021	¥ 7,978	$ 1,124	803,935,119	$ 113,233,488	(1,464,005,519)	$ (206,203,769)	55,544,540	$ 7,823,395	(604,517,882)	$ (85,145,762)
Balance as at end (in shares) at Sep. 30, 2021 | shares	247,311,533	247,311,533
Balances at beginning at Mar. 31, 2021	¥ 7,978		800,806,378		(1,353,900,436)		44,223,373		¥ (508,862,707)
Balance as at beginning (in shares) at Mar. 31, 2021 | shares	247,311,533	247,311,533							247,311,533	247,311,533
Increase (Decrease) in Stockholders' Equity
Accretion to redemption value of convertible redeemable preferred shares					(130,662,326)				¥ (130,662,326)	$ (20,582,579)
Net income (loss)					(106,004,401)				(106,004,401)
Share-based compensation			7,764,448						7,764,448
Foreign currency translation adjustment			(68,808)				38,864,606		38,795,798
Balances at end at Mar. 31, 2022	¥ 7,978	$ 1,257	808,502,018	127,359,254	(1,590,567,163)	(250,554,041)	83,087,979	13,088,431	¥ (698,969,188)	$ (110,105,099)
Balance as at end (in shares) at Mar. 31, 2022 | shares	247,311,533	247,311,533							247,311,533	247,311,533
Increase (Decrease) in Stockholders' Equity
Accretion to redemption value of convertible redeemable preferred shares					(72,083,238)				¥ (72,083,238)	$ (10,152,855)
Net income (loss)					(11,125,365)				(11,125,365)
Share-based compensation			(85,316)						(85,316)
Share-based compensation (in shares) | shares	(575,000)	(575,000)
Foreign currency translation adjustment			231,807				(168,653,952)		(168,422,145)
Balances at end at Sep. 30, 2022	¥ 7,978	$ 1,124	¥ 808,648,509	$ 113,897,365	¥ (1,673,775,766)	$ (235,749,706)	¥ (85,565,973)	$ (12,051,884)	¥ (950,685,252)	$ (133,903,101)
Balance as at end (in shares) at Sep. 30, 2022 | shares	246,736,533	246,736,533							246,736,533	246,736,533